VIA EDGAR TRANSMISSION

January 3, 2019

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Aberdeen Standard Investments ETFs (the “Registrant”)
Securities Act File No. 333-198170
Investment Company Act File No. 811-22986

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement to the prospectus dated December 20, 2018 relating to the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on December 20, 2018 (Accession No. 0001387131-18-006881) pursuant to Rule 497(e) under the 1933 Act.

Very truly yours,

/s/ Megan Kennedy
Megan Kennedy
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase